Contract Liabilities (Tables)	9 Months Ended
Sep. 30, 2018
Notes To Financial Statements [Abstract]
Contract liabilities
	September 30,	December 31,
	2018	2017

Deposit on product	$164,551	$-
Distribution license	141,110
Service agreement	40,991
Other	32,422	-
Total Contract liabilities	379,074	-
Non-Current	(25,959)	-
Total Current	$353,115	$-